Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 725,758	$ 645,140
Additions	9,361	80,649
Ending balance	732,666	725,758
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Effect of change in exchange rates	$ (2,453)	$ (31)